Related parties - Key management remuneration share-based payments (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Executive directors
Disclosure of transactions between related parties
Share-based payment	R 29	R 14
Prescribed Officers
Disclosure of transactions between related parties
Share-based payment	R 45	R 32